Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Other Intangible Assets, Net [Abstract]
Other intangible assets, net

Note 16. Other intangible assets, net

The net balance of other intangible assets, net is shown below:

	As at December 31,
	2024	2023
Trademarks	302,322	250,879
Computer software	223,864	278,893
Rights	27,471	23,385
Other	156	90
Total cost of other intangible assets	553,813	553,247
Accumulated amortization	(153,099)	(186,878)
Total other intangible assets, net	400,714	366,369

The movement of the cost of other intangible assets and of accumulated depreciation is shown below:

Cost	Trademarks (1)	Computer software	Rights	Other	Total
Balance at December 31, 2022	299,688	274,480	24,703	147	599,018
Additions	5,296	25,368	-	134	30,798
Acquisitions through business combinations (Note 17.1)	12,904	29	-	-	12,933
Disposals and derecognition	-	(12,823)	-	-	(12,823)
Transfers to other balance sheet accounts – Property, plant, and equipment	-	(1,346)	-	-	(1,346)
Effect of exchange differences on the translation into presentation currency	(100,696)	(6,904)	(3,479)	(104)	(111,183)
Hyperinflation adjustments	33,687	-	2,161	47	35,895
Other minor movements	-	89	-	(134)	(45)
Balance at December 31, 2023	250,879	278,893	23,385	90	553,247
Additions	6	14,730	121	-	14,857
Transfers from other balance sheet accounts – Property, plant, and equipment	-	858	-	-	858
Disposals and derecognition	-	(71,572)	-	-	(71,572)
Effect of exchange differences on the translation into presentation currency	(1,099)	955	(277)	(7)	(428)
Hyperinflation adjustments	52,536	-	4,242	73	56,851
Balance at December 31, 2024	302,322	223,864	27,471	156	553,813

Accumulated amortization	Computer software	Rights	Other	Total
Balance at December 31, 2021	149,391	680	88	150,159
Amortization	26,737	-	479	27,216
Effect of exchange differences on the translation into presentation currency	6,692	(203)	(26)	6,463
Hyperinflation adjustments	-	1,105	63	1,168
Disposals and derecognition	(10,190)	-	-	(10,190)
Other minor movements	-	-	(478)	(478)
Balance at December 31, 2022	172,630	1,582	126	174,338
Amortization	30,602	-	146	30,748
Acquisitions through business combinations (Note 17.1)	29	-	-	29
Effect of exchange differences on the translation into presentation currency	(5,564)	(1,306)	(104)	(6,974)
Hyperinflation adjustments	-	1,078	47	1,125
Disposals and derecognition	(12,242)	-	-	(12,242)
Other minor movements	-	-	(146)	(146)
Balance at December 31, 2023	185,455	1,354	69	186,878
Amortization	34,142	235	-	34,377
Effect of exchange differences on the translation into presentation currency	774	(129)	(7)	638
Hyperinflation adjustments	-	2,323	73	2,396
Disposals and derecognition	(71,190)	-	-	(71,190)
Balance at December 31, 2024	149,181	3,783	135	153,099
(1)	The balance of trademarks, is shown below:

			As at December 31,
Operating segment	Brand	Useful life	2024	2023
Uruguay (a)	Miscellaneous	Indefinite	118,634	115,020
Argentina	Libertad	Indefinite	97,255	49,432
Low cost and other (Colombia)	Súper Ínter	Indefinite	63,704	63,704
Low cost and other (Colombia)	Surtimax	Indefinite	17,427	17,427
Colombia	Taeq	Indefinite	5,296	5,296
Colombia	Finlandek	Indefinite	6	-
			302,322	250,879

Trademarks and rights have an indefinite useful life. Grupo Éxito considers that there is no foreseeable limit to the period over which these assets are expected to generate net cash inflows; therefore, they are not amortized.

Information about impairment testing is disclosed in Notes 34.

At December 31, 2024 and 2023, other intangible assets are not limited or subject to lien that would restrict their sale. In addition, there are no commitments to acquire or develop other intangible assets.